Segmented Information	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Segmented Information Disclosure [Abstract]
SEGMENTED INFORMATION
14.	SEGMENTED INFORMATION

The Company is domiciled in Canada, and it operates and produces its income primarily in Israel, Europe and North America. The Company operates as a single segment being the sale of cellular-based communications products.

The Company’s entity-wide disclosures include disaggregated information about product sales, geographical areas, and major customers.

Geographical area information is shown below:

External revenues by Geography for the three months ended March 31
(in thousands)	2023	2022

USA	$1,073	$245
Canada	219	249
EMEA	511	326
Australia	-	13
Total	$1,803	$833

Non-current asset geographic area information is shown below:

(in thousands)	March 31, 2023	December 31, 2022

Long-term receivable total	$146	$150
Canada	-	-
EMEA	146	150

Right of use asset total	$812	$887
Canada	118	177
EMEA	694	710

Equipment total	$200	$207
Canada	-	-
EMEA	200	207

Intangibles total	$7,481	$6,988
Canada	-	-
EMEA	7,481	6,988

Product information is shown below:

Revenue by product line for the three months ended March 31
(in thousands)	2023	2022
Cellular boosters and related accessories	$438	$463
Rugged devices and related accessories	1,365	370
Total	$1,803	$833

9.	SEGMENTED INFORMATION

The Company is domiciled in Canada, and it operates and produces its income primarily in Israel, Europe and North America. The Company operates as a single segment being the sale of cellular-based communications products.

The Company’s entity-wide disclosures include disaggregated information about product sales, geographical areas, and major customers.

Geographical area information is shown below:

External revenues by Geography for the three and six month period ended June 30	6 months ended June 30		3 months ended June 30
(in thousands)	2023	2022	2023	2022
USA	$3,342	$722	$2,270	$477
Canada	521	625	302	376
EMEA	650	443	139	104
Australia	-	13	-	13
Total	$4,513	$1,803	$2,711	$970

Non-current asset geographic area information is shown below:

(in thousands)	June 30, 2023	December 31, 2022

Long-term receivable total	$143	$150
Canada	-	-
EMEA	143	150

Right of use asset total	$771	$887
Canada	126	177
EMEA	645	710

Equipment total	$191	$207
Canada	-	-
EMEA	191	207

Intangibles total	$7,633	$6,988
Canada	70	-
EMEA	7,563	6,988

Product information is shown below:

Revenue by product line for the three and six month period ended June 30	6 months ended		3 months ended
(in thousands)	2023	2022	2023	2022
Cellular boosters and related accessories	$1,012	1,213	$575	750
Rugged devices and related accessories	$3,501	590	$2,136	220
Total	$4,513	1,803	$2,711	970